Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	Dec. 31, 2017 EUR (€)
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (111)
Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	43
Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)
Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	33
Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	64
Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	98
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(348)
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(35)
Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(35)
Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
ARS | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	66
BRL | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	66
BRL | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8
BRL | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	8
BRL | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(219)
BRL | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(140)
BRL | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(79)
BRL | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(748)
BRL | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(748)
BRL | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	420
CLP | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	326
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	94
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
CLP | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1
CLP | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,110)
CLP | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(136)
CLP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(134)
CLP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(652)
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(188)
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(569)
CLP | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(569)
CLP | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3
COP | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3
COP | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(44)
COP | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(42)
COP | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2)
COP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(818)
COP | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(818)
COP | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	67
CZK | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	67
CZK | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	218
EUR | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	80
EUR | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	74
EUR | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	64
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	5,533
EUR | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	5,533
EUR | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(15,090)
EUR | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,119)
EUR | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,583)
EUR | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,019)
EUR | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,104)
EUR | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(313)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(4,952)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,131)
EUR | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,131)
EUR | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,802
GBP | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	563
GBP | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,239
GBP | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,022
GBP | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,022
GBP | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,084)
GBP | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(3,084)
GBP | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	74
JPY | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	74
JPY | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MAD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(352)
MXN | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(352)
MXN | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
MXN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
PEN | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	25
PEN | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(7)
PEN | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(6)
PEN | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)
PEN | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(245)
PEN | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(245)
PEN | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	363
UFC | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	145
UFC | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	218
UFC | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(109)
UFC | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(109)
UFC | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UFC | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13,455
USD | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,963
USD | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,027
USD | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,612
USD | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	3,302
USD | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,026
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	4,525
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,610
USD | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,610
USD | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(464)
USD | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(47)
USD | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(417)
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,338)
USD | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,338)
USD | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UDI | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	406
CHF | Receive | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	214
CHF | Receive | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	192
CHF | Receive | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	128
CHF | Pay | Currency swaps | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
CHF | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	128
CHF | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(19)
UYU | Pay | Forwards | 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(19)
UYU | Pay | Forwards | 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0